Other Payables including Derivative Instruments (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities:
Financial derivatives not used for hedging		$ 73
Financial derivatives used for hedging		439
The State of Israel and government agencies	244	1,208
Employees and payroll-related agencies	40	179
Accrued expenses	7,505	14,915
Interest payable	277	21
Transaction costs on sale of subsidiaries		59,000
Others	4,006	6,687
Other payables, including derivative instruments	12,072	82,522
Non-current liabilities:
Others	369	81
Non-current derivative instruments	$ 369	$ 81